TRADE PAYABLES - Disclosure of detailed information about trade payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Open accounts in Israel	$ 9,780	$ 8,929
Open accounts abroad	2,275	2,230
Trade Payables	$ 12,055	$ 11,159